Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

phone (215) 988-2700

fax (215) 988-2757

www.dbr.com

March 3, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	The Commerce Funds

File Nos. 33-80966/811-8598

Ladies and Gentlemen:

                        On behalf of The Commerce Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectuses and Statement of Additional Information dated March 1, 2003 for the Institutional and Service Shares of the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, (“PEA #21”), which was filed on February 26, 2003; and (ii) the text of PEA #21 has been filed electronically.

                        Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

Sincerely,

/s/    Diana E. McCarthy

Diana E. McCarthy

DEM:sbc